Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets:
Accrued expenses	$ 2,105	$ 1,969
Inventories	409	353
Deferred revenue	14,160	5,503
Lease liability	7,244	7,426
Stock options	7,950	2,082
Warrants	0	519
Interest expense	1,075	0
Net operating losses	41,688	30,264
Tax credits	898	923
Other	0	4
Total deferred tax assets	75,529	49,043
Valuation allowance	(58,235)	(39,084)
Total deferred tax assets, net	17,294	9,959
Deferred tax liabilities:
Right of use asset	(6,723)	(6,954)
Depreciation and amortization	(5,160)	0
Other	(18)	0
Unrealized gain	0	(757)
Total deferred tax liabilities	(11,901)	(7,711)
Net deferred tax assets	$ 5,393	$ 2,248